CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 23.7	$ 0.0
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,000,000,000	7,000,000,000
Ordinary shares, shares issued	4,160,675,592	3,701,145,330
Ordinary shares, shares outstanding	4,160,675,592	3,701,145,330